Other Current Monetary Assets - Summary of Other Current Monetary Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Other Current Monetary Assets [Abstract]
Time deposits and negotiable certificates of deposit with maturities of more than three months	$ 5,959		$ 8,157
Repurchase agreements collateralized by bonds with maturities of more than three months	15		0
Others	1,524		1,347
Other current monetary assets	$ 7,498	$ 251	$ 9,504